PREPAYMENTS AND OTHER CURRENT ASSETS - Summary of prepayments and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from third-party payment service providers	$ 522	$ 539
Utility deposits	4,473	3,883
Other deposits		890
Deferred expense	907	430
Loans to the third parties	894	895
Derivative assets	$ 2,533	$ 1,392
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Receivables from disposal of mining pool business - current portion	$ 1,000
Others	188	$ 347
Less: allowance for credit losses	(2,054)	(2,078)
Prepayments and other receivables	$ 8,463	$ 6,298